ACQUISITION OF ESD (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Nov. 30, 2016	May 31, 2016	Jul. 05, 2016
Credit line available	$ 7,500,000
Credit line allocated for use	1,600,000			$ 650,000
Transaction Fee	544,000
Advisory Fee	$ 350,000
Shares issued for advisory fees	374,332
Interest rate	12.00%		12.00%
Shares issued for debt		157,480
Debt amount satisfied		$ 200,000
ESD [Member]
Credit line allocated for use				450,000
GHS Secured Loan [Member]
Credit line allocated for use				32,534
Vendors [Member]
Credit line allocated for use				74,466
TCA Closing Fees [Member]
Credit line allocated for use				$ 93,000